Leases	12 Months Ended
Dec. 31, 2020
Leases [Abstract]
Leases
16. Leases
the Company leases facilities under
non-cancellable
operating leases expiring on different dates. The terms of substantially all of these leases are four years or less. When determining the lease term, the Group includes options to extend or terminate the lease when it is reasonably certain that it will exercise that option, if any. All of the Group’s leases qualify as operating leases. With the adoption of the new leasing standard, the Group has recorded a right-of-use
asset and corresponding lease liability, by calculating the present value of future lease payments, discounted at additional borrowing rate.
(a) The following table sets forth the breakdown of leasing expenses:

	For the years ended December 31,
	2019	2020
	RMB	RMB
Lease cost:
Amortization of right-of-use assets	44,190	41,377
Interest of lease liabilities	5,183	3,276
Expenses for short-term leases within 12 months	1,499	7,526

Total lease cost	50,872	52,179

(b) The following table sets forth the supplemental cash flow information related to leases:

	For the years ended December 31,
	2019	2020
	RMB	RMB
Other information:
Cash paid for amounts included in the measurement of lease liabilities:
Operating lease payments	51,370	45,682

(c) The following table sets forth the weighted-average remaining lease term and discount rate:

	As of December 31,
	2019	2020
Weighted-average remaining lease term
Operating leases	2.46 years	1.70 years
Weighted-average discount rate
Operating leases	4.75%	4.75%

(d) The following table sets forth the movement of right of use assets for the years ended December 31, 2019 and 2020:

	For the years ended December 31,
	2019	2020
	RMB	RMB
Beginning balance	127,066	95,786
Recognition of additional leasing contract	12,910	559
Amortization of right of use assets	(44,190)	(41,377)

Ending balance	95,786	54,968

(e) The following table sets forth the movement of leasing liabilities for the years ended December 31, 2019 and 2020:

	For the years ended December 31,
	2019	2020
	RMB	RMB
Beginning balance	118,420	85,143
Recognition of additional leasing contract	12,910	559
Interest of lease liabilities	5,183	3,276
Leasing payment	(51,370)	(45,682)

Ending balance	85,143	43,296

(f) The following table sets forth the maturities of lease liabilities:

As of December 31, 2020
RMB
2020	—
2021	34,203
2022	11,079

Total undiscounted lease payments	45,282
Less: Imputed interest	(1,986)

Total lease liabilities	43,296